Loans Held for Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans Held for Investment	Loans Held for Investment We originate first mortgage whole loans secured by middle market and transitional CRE, which are generally to be held as long term investments. We funded our existing loan portfolio using cash on hand.
The table below provides overall statistics for our loan portfolio as of March 31, 2021 and December 31, 2020:

	As of March 31, 2021 (Successor Basis)	As of December 31, 2020 (Predecessor Basis)
Number of loans	7	5
Total loan commitments	$177,195	$111,720
Unfunded loan commitments (1)(2)	$28,613	$18,857
Principal balance (2)	$148,652	$92,863
Unamortized net deferred origination fees	$(1,405)	$(984)
Carrying value	$147,247	$91,879
Weighted average coupon rate	4.99%	5.08%
Weighted average all in yield (3)	5.65%	5.71%
Weighted average maximum maturity (years) (4)	4.3	4.2
Weighted average risk rating	3.0	3.0
Weighted average LTV (5)	67%	68%
(1)    Unfunded loan commitments are primarily used to finance property and building improvements and leasing capital and are generally funded over the term of the loan.
(2)    The principal balance at March 31, 2021 includes $69 of capitalized interest that does not reduce the amount of unfunded loan commitments.
(3)     All in yield represents the yield on a loan, excluding any repurchase debt funding applicable to the loan and including amortization of deferred fees over the initial term of the loan.
(4)    Maximum maturity assumes all borrower loan extension options have been exercised, which options are subject to the borrower meeting certain conditions.
(5)     LTV represents the initial loan amount divided by the underwritten in-place value of the underlying collateral at closing.
The table below represents our loan activities during the three months ended March 31, 2021:

	Principal Balance	Deferred Fees	Carrying Value
Balance at December 31, 2020 (Predecessor Basis)	$92,863	$(984)	$91,879
Additional funding	274	—	274
Originations	55,515	(675)	54,840
Net amortization of deferred fees	—	254	254
Balance at March 31, 2021 (Successor Basis)	$148,652	$(1,405)	$147,247

In April 2021, we originated a first mortgage whole loan of $34,275 to refinance an office/industrial property with 288,275 square feet located in Colorado Springs, Colorado. This loan requires the borrower to pay interest at the floating rate of LIBOR plus a premium of 450 basis points per annum. This floating rate loan includes an initial funding of $28,970 and a future funding allowance of $5,305 for tenant improvements, leasing commissions and capital expenditures and has a three year initial term with one one-year extension option, subject to the borrower meeting certain conditions.
Also in April 2021, we originated a first mortgage whole loan of $39,240 to finance the acquisition of two cold storage industrial buildings located in Londonderry, New Hampshire. This loan requires the borrower to pay interest at the floating rate of LIBOR plus a premium of 400 basis points per annum. This floating rate loan includes an initial funding of $34,200 and a future funding allowance of $5,040 for tenant improvements, leasing commissions and capital expenditures and has a three year initial term with two one-year extension options, subject to the borrower meeting certain conditions.
    The tables below detail the property type and geographic location of the properties securing the loans in our portfolio as of March 31, 2021 and December 31, 2020:

	March 31, 2021 (Successor Basis)			December 31, 2020 (Predecessor Basis)
Property Type	Number of Loans	Carrying Value	Percentage of Value	Number of Loans	Carrying Value	Percentage of Value
Office (1)	3	$48,979	33%	2	$38,106	41%
Multifamily	1	44,119	30%	—	—	—%
Lab	2	31,139	21%	2	31,078	34%
Retail	1	17,344	12%	1	17,029	19%
Industrial (1)	—	5,666	4%	—	5,666	6%
	7	$147,247	100%	5	$91,879	100%
(1)    Our loan investment secured by a mixed use property consisting of office space and an industrial warehouse in Aurora, IL is classified as office for the purpose of counting the number of loans in our portfolio. The carrying value of this loan investment is reflected in office and industrial based on the fair value of the buildings at the time of origination relative to the total fair value of the property.

	March 31, 2021 (Successor Basis)			December 31, 2020 (Predecessor Basis)
Geographic Location	Number of Loans	Carrying Value	Percentage of Value	Number of Loans	Carrying Value	Percentage of Value
Midwest	3	$87,960	60%	2	$43,772	48%
West	2	35,167	24%	2	34,826	38%
South	2	24,120	16%	1	13,281	14%
	7	$147,247	100%	5	$91,879	100%
Loan Risk Ratings
    We evaluate each of our loans for impairment at least quarterly by assessing a variety of risk factors in relation to each loan and assigning a risk rating to each loan based on those factors. The following table allocates the carrying value of our loan portfolio at March 31, 2021 and December 31, 2020 based on our internal risk rating policy:

	March 31, 2021 (Successor Basis)		December 31, 2020 (Predecessor Basis)
Risk Rating	Number of Loans	Carrying Value	Number of Loans	Carrying Value
1	—	$—	—	$—
2	—	—	—	—
3	7	147,247	5	91,879
4	—	—	—	—
5	—	—	—	—
	7	$147,247	5	$91,879
    The weighted average risk rating of our loans by carrying value was 3.0 as of March 31, 2021 and December 31, 2020. We did not have any impaired loans or nonaccrual loans as of March 31, 2021 or December 31, 2020. See Note 3 for further information regarding our loan risk ratings.
As of April 30, 2021, all of our borrowers had paid all of their debt service obligations owed and due to us and none of the loans included in our investment portfolio were in default.

5.    Investment Transactions and Investment Income

We record securities transactions on a trade date basis, dividend income on the ex-dividend date and any non-cash dividends at the fair market value of the securities received. We use the accrual method for recording interest income, including accretion of original issue discount, where applicable, and accretion of discount on short term investments and identified cost basis for realized gains and losses from securities transactions. The difference between cost and fair value of for investments we continue to hold is reflected as unrealized gain (loss), and any change in that amount from a prior period is reflected in the accompanying consolidated statement of operations.

Interest income related to our first mortgage whole loans secured by CRE will generally be accrued based on the coupon rates applied to the outstanding principal balance of such loans. Fees, premiums and discounts, if any, will be amortized or accreted into interest income over the remaining lives of the loans using the effective interest method, as adjusted for any prepayments. If a loan’s interest or principal payments are not paid when due and there is uncertainty that such payments will be collected, the loan may be categorized as non-accrual and no interest will be recorded unless it is collected. When all overdue payments are collected and, in our judgment, a loan is likely to remain current, it may be re-categorized as accrual.